NOTE 4 - RELATED PARTY: Schedule of Debt (Tables)	Sep. 30, 2023
September 30, 2023
Schedule of Debt

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at September 30, 2023	Balance at December 31, 2022
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$ 866	$ 866	$ 866
Unsecured debt H	September 1, 2023	January 1, 2024	10%	$ 82,500	$ 82,500	$ 866
Total notes payable				$ 83,366	$ 83,366	$ 866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$ 83,366	$ 83,366	$ 866

December 31, 2022 | Related Party 1
Schedule of Debt

				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Unsecured debt A	March 2019, March and June 2020	No due date	0%	$-	$866	$866
Total notes payable				$-	$866	$866
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$-	$866	$866